Basis of Presentation and General Information - The Excel Transactions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended
	Feb. 25, 2014	Jul. 11, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 19, 2014
Vessels [Line Items]
Shares to acquire business	22,598	54,104,200
Payment to acquire business	$ 200
Payments to acquire property plant and equipment			518,447	127,814	91
Excel vessels
Vessels [Line Items]
Vessels Delivered			28
Payments to acquire property plant and equipment			248,751
Shares to acquire vessels			25,659,425
Excel vessels Capesize
Vessels [Line Items]
Vessels Acquired						6
Excel vessels Kamsarmax
Vessels [Line Items]
Vessels Acquired						14
Excel vessels Panamax
Vessels [Line Items]
Vessels Acquired						12
Excel vessels Handymax
Vessels [Line Items]
Vessels Acquired						2
Excel vessel Bridge Facility
Vessels [Line Items]
Loan amount						231,000
Definitive Agreements with Excel Maritime Carriers Ltd.
Vessels [Line Items]
Vessels Acquired						34
Payments to acquire property plant and equipment						$ 288,391
Shares to acquire vessels						29,917,312